JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.4% (a)
Alabama — 2.0%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	2,145	2,157
Series A, Rev., 5.00%, 9/1/2027 (b)	2,705	2,783
Birmingham Airport Authority Series 2020, Rev., 5.00%, 7/1/2026	225	225
Black Belt Energy Gas District, Gas Project Series 2025E, Rev., 5.00%, 5/1/2029	1,775	1,843
Black Belt Energy Gas District, Gas Supply Series 2022, Subseries D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.83%, 6/5/2026 (c)	25,450	25,558
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,285
Foley Utilities Board Series 2017, Rev., 5.00%, 5/1/2027 (b)	35	36
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.22%, 6/5/2026 (c)	10,000	10,049
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	25
West Jefferson Industrial Development Board, Alabama Power Co. Miller Plant Project Series 2008, Rev., VRDO, 2.85%, 6/1/2026 (d)	7,500	7,500
Total Alabama		51,461
Alaska — 1.0%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	25
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,010
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2027	1,655	1,703
Borough of North Slope Series 2025, GO, 5.00%, 6/30/2027	2,875	2,948
City of Valdez, Phillips Trans Alaska Project Series 1994A, Rev., VRDO, 1.59%, 6/10/2026 (d)	20,000	20,000
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,051
Total Alaska		26,737
Arizona — 1.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,374
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2027	750	769
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,129
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	1,000	1,027
City of Mesa Utility System
Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,014
Series 2026, Rev., 5.00%, 7/1/2029 (e)	1,700	1,820
Series 2026, Rev., 5.00%, 7/1/2030 (e)	3,760	4,096
Series 2026, Rev., 5.00%, 7/1/2031 (e)	1,000	1,105
City of Phoenix Civic Improvement Corp. Series 2025, Rev., 5.00%, 7/1/2027	1,200	1,232
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	56
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2027	170	171
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	326
County of Pima Sewer System Series 2020B, COP, 5.00%, 7/1/2027	40	41
Maricopa County High School District No. 214 Tolleson Union High School Series 2025, GO, 5.00%, 7/1/2026	315	316
Maricopa County Industrial Development Authority, Banner Health Series 2023A-2, Rev., 5.00%, 5/15/2028 (d)	250	259
Maricopa County Unified School District No. 80 Chandler, Project of 2025 Series 2026A, GO, 5.00%, 7/1/2029	2,150	2,298
Maricopa County Union High School District No 210-Phoenix, Project of 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,225	1,257
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,539
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2026B, GO, 5.00%, 7/1/2029	1,145	1,223
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2019A, Rev., 5.00%, 1/1/2027	385	390

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	56
Town of Queen Creek Excise Tax Series 2016, Rev., 5.00%, 8/1/2026 (b)	1,240	1,244
Total Arizona		25,742
Arkansas — 0.1%
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (d)	1,150	1,149
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	25
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	222
Series 2020A, Rev., 5.00%, 11/1/2027	200	206
Total Arkansas		1,602
California — 0.9%
California Community Choice Financing Authority, Clean Energy Project Series 2026C, Rev., 5.00%, 2/1/2031	1,150	1,213
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.13%, 6/5/2026 (c)	5,000	5,058
California Housing Finance Agency, Multi- Family Housing Symphony at DEL Sur Series 2023V, Rev., 5.00%, 11/1/2026 (d)	750	754
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	26
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (d)	265	267
California Municipal Finance Authority, Republic Services, Inc., Project Series 2026A, Rev., AMT, 2.80%, 6/15/2026 (d)	3,750	3,749
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2023, Rev., AMT, 2.88%, 8/17/2026 (d) (f)	5,000	4,996
City of Vernon Electric System Series 2021A, Rev., 5.00%, 4/1/2027	550	559
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	77
Golden State Tobacco Securitization Corp. Series 2017A-1, Rev., 5.00%, 6/1/2026 (b)	90	90
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (d)	120	120
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	500	501
Series 2022E, Rev., 5.00%, 7/1/2026	1,350	1,353
Series 2017B, Rev., 5.00%, 7/1/2030	515	521
Series 2024C, Rev., 5.00%, 7/1/2030	400	432
San Diego Community College District Series 2016, GO, 5.00%, 8/1/2026 (b)	25	25
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	800	801
State of California, Various Purpose Series 2023, GO, 5.00%, 12/1/2027	2,205	2,290
Total California		22,858
Colorado — 2.1%
Adams and Arapahoe Counties Joint School District 28J Aurora Series 2025, GO, 5.50%, 12/1/2026	2,000	2,029
Adams and Weld Counties School District No. 27J Brighton
Series 2026A, GO, 5.50%, 12/1/2026	1,880	1,907
Series 2026B, GO, 5.50%, 12/1/2026	4,500	4,564
Series 2026A, GO, 5.50%, 12/1/2028	6,310	6,765
Series 2026B, GO, 5.50%, 12/1/2028	1,750	1,876
Adams County Housing Authority, Overlook at Thorton Series 2023, Rev., 2.75%, 11/1/2026 (d)	1,000	1,000
Boulder Larimer and Weld Counties St Vrain Valley School District Re1J Series 2024, GO, 5.00%, 12/15/2026	105	106

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	703
Series 2024B, GO, 5.00%, 8/1/2026	600	602
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,546
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,236
City and County of Denver, Colorado Convention Center
Series 2026, COP, 5.00%, 12/1/2028	1,000	1,058
Series 2026, COP, 5.00%, 12/1/2029	1,000	1,078
Series 2026, COP, 5.00%, 12/1/2030	1,000	1,095
City and County of Denver, Wellington E. Webb Municipal Office Building Series 2023, COP, 5.00%, 12/1/2026	30	30
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	1,260	1,273
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	3,285	3,317
Series 2025A, Rev., 5.00%, 11/15/2030 (d)	2,000	2,156
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (d)	115	115
Series 2019A-2, Rev., 5.00%, 8/1/2028	25	26
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2022B, Rev., 5.00%, 8/17/2026 (d)	1,700	1,708
Series 2022C, Rev., 5.00%, 8/15/2028 (d)	1,300	1,361
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,742
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	320	327
Denver City and County School District No. 1
Series 2025D, GO, 5.00%, 12/1/2026	1,600	1,618
Series 2025D, GO, 5.00%, 12/1/2027	1,600	1,656
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	61
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 5.00%, 7/15/2026	225	225
State of Colorado
Series 2022, COP, 6.00%, 12/15/2026	25	26
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
Series 2018L, COP, 4.00%, 3/15/2029	50	51
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	51
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (d)	10,000	10,000
Total Colorado		55,355
Connecticut — 3.0%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	17,400	17,505
City of Milford Series 2025, GO, BAN, 4.00%, 10/27/2026	5,000	5,030
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	350
State of Connecticut
Series 2026A, GO, 5.00%, 9/15/2026 (e)	2,000	2,014
Series 2026B, GO, 5.00%, 9/15/2026 (e)	1,250	1,259
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,312
Series 2018D, GO, 5.00%, 4/15/2027	25	26
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,382

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series 2018F, GO, 5.00%, 9/15/2028	755	795
Series 2026B, GO, 5.00%, 9/15/2028 (e)	5,000	5,267
Series 2026B, GO, 5.00%, 9/15/2029 (e)	8,000	8,599
Series 2025D, GO, 5.00%, 8/15/2030	6,000	6,556
Series 2026B, GO, 5.00%, 9/15/2031 (e)	2,750	3,052
State of Connecticut Special Tax
Series 2021D, Rev., 5.00%, 11/1/2026	100	101
Series B, Rev., 5.00%, 9/1/2028	140	141
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2025A, Rev., 5.00%, 7/1/2027	2,000	2,052
Series B, Rev., 5.00%, 9/1/2027	50	50
Series 2025A, Rev., 5.00%, 7/1/2028	4,000	4,195
Town of Madison Series 2025, GO, BAN, 4.00%, 12/17/2026	7,500	7,558
Total Connecticut		78,244
Delaware — 0.8%
State of Delaware Series 2026A, GO, 5.00%, 5/1/2027	17,390	17,779
University of Delaware Series 2025A, Rev., 5.00%, 11/1/2028	2,750	2,906
Total Delaware		20,685
District of Columbia — 1.1%
District of Columbia
Series 2026C, GO, VRDO, 1.72%, 6/1/2026 (d)	17,500	17,500
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,176
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,118
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,048
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2026	100	100
Series 2015, Rev., 5.00%, 7/15/2027	50	50
Series 2015, Rev., 5.00%, 7/15/2028	170	171
Series 2015, Rev., 5.00%, 7/15/2029	20	20
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,157
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2027	170	174
Series A-1, Rev., 5.00%, 7/1/2028	375	385
Total District of Columbia		29,899
Florida — 2.4%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	67
Central Florida Expressway Authority, Senior Lien
Series 2019B, Rev., 5.00%, 7/1/2026	40	40
Series 2017, Rev., 5.00%, 7/1/2027 (b)	90	92
Series 2016B, Rev., 5.00%, 7/1/2028	685	686
Series 2016A, Rev., 4.00%, 7/1/2031	1,000	1,001
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	765	789
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville Series 2019A, Rev., 5.00%, 10/1/2027	100	103
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	529

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
City of Palm Coast Utility System Series 2026, Rev., 5.00%, 10/1/2029	3,000	3,225
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (d)	1,000	1,080
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Series 2017, Rev., 5.00%, 8/15/2028	65	67
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,002
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,568
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	126
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	35
Series A, Rev., 5.00%, 10/1/2027	175	176
Series A, Rev., 5.00%, 10/1/2028	1,340	1,350
Series A, Rev., 5.00%, 10/1/2029	155	156
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	758
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 1.67%, 6/10/2026 (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	241
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	99
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	100	103
Series 2019B, Rev., 5.00%, 7/1/2027 (b)	45	46
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	116
Series 2018A, COP, 5.00%, 11/1/2026	655	661
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,866
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,455
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (d)	2,600	2,611
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (f)	3,500	3,517
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	55	55
Series 2017A, Rev., 5.00%, 10/1/2026	70	70
Series 2016A, Rev., 5.00%, 10/1/2027	70	70
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,384
Series 2019A, Rev., 5.00%, 10/1/2027	215	221
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,848
Series 2016A, Rev., 5.00%, 10/1/2028	900	907
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	772
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 6/1/2026 (d)	10,000	10,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	77
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
Lee County School Board (The) Series 2020A, COP, 5.00%, 8/1/2026	260	261

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	210	210
Series 2016A, Rev., 5.00%, 7/1/2028	100	100
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	560	564
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	50
Orange County School Board
Series 2016B, COP, 5.00%, 8/1/2026	85	85
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,270	4,287
Series 2016B, COP, 5.00%, 8/1/2027	55	55
Series 2017B, COP, 5.00%, 8/1/2027	2,190	2,246
Series 2017C, COP, 5.00%, 8/1/2028	85	89
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2018A, COP, 5.00%, 8/1/2026	630	632
Series 2022B, COP, 5.00%, 8/1/2026	190	191
Series 2017A, COP, 5.00%, 8/1/2027	180	185
Series 2018B, COP, 5.00%, 8/1/2027	400	411
Series 2018C, COP, 5.00%, 8/1/2029	115	120
Palm Beach County Solid Waste Authority Series 2015, Rev., 5.00%, 10/1/2026	80	81
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	80	82
School Board of Miami-Dade County (The), Florida Certificates of Participation Series 2012A, COP, 4.00%, 8/1/2028	150	150
School District of Broward County, Florida Certificates of Participation Series A, COP, 5.00%, 7/1/2026	75	75
State of Florida Board of Education, Public Education Capital Outlay
Series 2016B, GO, 5.00%, 6/1/2026	85	85
Series 2023A, GO, 5.00%, 6/1/2026	200	200
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	51
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	105	110
State of Florida Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,038
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2027	90	92
State of Florida, Public Education Capital Outlay Series 2020A, GO, 5.00%, 6/1/2027	105	108
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	125	125
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	232
Total Florida		63,320
Georgia — 0.4%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	26
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,557
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	210	214
Cedartown Polk County Hospital Authority, Polk Medical Center Project Series 2016, Rev., 5.00%, 7/1/2026 (b)	110	110
City of Atlanta Series 2022A-2, GO, 5.00%, 12/1/2026	45	46
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,047
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2030	2,000	2,195
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	25
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	30

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority for Fulton County, Georgia Tech Foundation CRC and Tech Square Projects Series 2017B, Rev., 5.00%, 11/1/2026	30	30
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,272
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,014
Total Georgia		9,958
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	275	282
Series 2025G, Rev., 5.00%, 1/1/2029	475	494
Total Guam		776
Hawaii — 0.0% ^
City and County Honolulu Series D, GO, 5.00%, 9/1/2026	70	70
City and County Honolulu Wastewater System Series A, Rev., 4.00%, 7/1/2026	20	20
City and County of Honolulu Series 2022A, GO, 5.00%, 11/1/2026	120	121
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	50
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	77
Series FH, GO, 5.00%, 10/1/2028	70	71
Total Hawaii		409
Illinois — 1.7%
Board of Trustees of the University of Illinois (The) Series 2023A, Rev., 5.00%, 4/1/2027	205	209
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,024
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	40	41
City of Springfield Electric, Senior Lien Series 2024, Rev., 5.00%, 3/1/2030	1,870	2,001
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	230	231
Series 2021A, GO, 5.00%, 11/15/2026	205	207
Series 2016A, GO, 5.00%, 11/15/2027	2,800	2,830
Series 2016A, GO, 5.00%, 11/15/2028	45	45
County of Winnebago Series 2016E, GO, 3.63%, 12/30/2030	2,015	2,015
DuPage County Community High School District No. 94 West Chicago Series 2018, GO, 4.00%, 1/1/2033	10	10
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2027	240	243
Series 2019, Rev., 5.00%, 7/1/2027	250	257
Series 2020, Rev., 5.00%, 7/1/2027	40	41
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	82
Illinois Finance Authority, Northwestern University Series 2017A, Rev., 5.00%, 7/15/2026	270	271
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	147
Illinois Finance Authority, State Clean Water Initiative Series 2017, Rev., 5.00%, 7/1/2027	20	20
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,145	1,150
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	105

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	2,065	2,103
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (d)	3,000	3,233
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2027	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	555	562
Series 2019C, Rev., 5.00%, 1/1/2027	165	167
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	78
Series 2019C, Rev., 5.00%, 1/1/2029	400	424
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	177
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,196
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	291
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,737
State of Illinois
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,014
Series 2017D, GO, 5.00%, 11/1/2026	1,170	1,180
Series 2001, GO, NATL - RE, 6.00%, 11/1/2026	1,390	1,403
Series 2016, GO, 5.00%, 2/1/2027	150	152
Series 2021B, GO, 5.00%, 3/1/2027	125	127
Series 2022A, GO, 5.00%, 3/1/2027	20	20
Series 2023D, GO, 5.00%, 7/1/2027	90	92
Series 2018A, GO, 5.00%, 10/1/2027	200	206
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,195
Series 2016, GO, 5.00%, 2/1/2028	1,125	1,141
Series 2022B, GO, 5.00%, 3/1/2028	50	52
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,347
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,055
Series 2017A, GO, 5.00%, 12/1/2028	90	93
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	400	416
Series 2017C, GO, 5.00%, 11/1/2029	30	31
Series 2021A, GO, 5.00%, 12/1/2029	85	91
Series 2019B, GO, 5.00%, 11/1/2031	4,275	4,534
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,251
Series 2021A, Rev., 4.00%, 6/15/2027	40	41
Series 2016D, Rev., 5.00%, 6/15/2029	25	25
Total Illinois		45,531
Indiana — 1.8%
City of Indianapolis, Department of Public Utilities Water System
Series 2016B, Rev., 5.00%, 10/1/2026	60	61
Series 2018A, Rev., 5.00%, 10/1/2026	135	136
City of Indianapolis, Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2027	45	46
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage Series 2020B, Rev., 4.00%, 7/15/2026	235	235

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Citizen Energy Group Project
Series 2026B, Rev., 5.00%, 10/1/2026 (e)	3,000	3,015
Series 2026B, Rev., 5.00%, 10/1/2027 (e)	2,500	2,566
Series 2026B, Rev., 5.00%, 10/1/2028 (e)	4,000	4,191
Series 2026B, Rev., 5.00%, 10/1/2029 (e)	5,900	6,288
Series 2026B, Rev., 5.00%, 10/1/2030 (e)	1,000	1,083
Series 2026B, Rev., 5.00%, 10/1/2031 (e)	1,000	1,096
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2028	2,065	2,076
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	105	108
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (d)	2,100	2,182
Series 2025D-1, Rev., 5.00%, 10/1/2029 (d)	1,500	1,587
Series 2023B-2, Rev., 5.00%, 7/1/2030 (d)	570	612
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	71
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System Series 2016C, Rev., 5.00%, 7/1/2026	255	255
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project Series 2025C, Rev., 5.00%, 1/15/2028	2,305	2,390
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	36
Total Indiana		48,055
Iowa — 1.1%
City of Shenandoah, Iowa Sewer Capital Loan Project Series 2024, Rev., 4.00%, 6/30/2026	11,900	11,910
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project Series 2011, Rev., VRDO, 1.55%, 6/10/2026 (d)	15,200	15,200
Iowa Finance Authority, State Revolving Fund Series 2016, Rev., 5.00%, 8/1/2026	95	95
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,004
Total Iowa		29,209
Kansas — 0.7%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,001
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (d)	5,600	5,887
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	62
Sedgwick County Unified School District No. 260 Derby Series 2018B, GO, 5.00%, 10/1/2026 (b)	1,250	1,260
State of Kansas Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,000	2,061
Series 2025A, Rev., 5.00%, 9/1/2028	3,000	3,157
University of Kansas Hospital Authority Series 2026B, Rev., 5.00%, 3/1/2030 (d)	2,000	2,131
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	227
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		18,788
Kentucky — 0.7%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,262
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,009

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
Kentucky Asset Liability Commission, Federal Highway Trust Series 2024, Rev., 5.00%, 9/1/2026	1,215	1,222
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	106
Series B, Rev., 5.00%, 11/1/2027	1,000	1,009
Series B, Rev., 5.00%, 11/1/2028	355	359
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,032
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	500	509
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	268
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	86
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,053
Kentucky State Property and Building Commission, Project No. 133 Series B, Rev., 5.00%, 9/1/2027	2,250	2,314
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2026	90	90
Series B, Rev., 5.00%, 7/1/2027	125	128
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,962
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2027	75	75
Series 2020D, Rev., 5.00%, 10/1/2029 (d)	2,000	2,111
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		17,726
Louisiana — 0.4%
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	76
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	1,700	1,750
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	694
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,685
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,075
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (d)	4,000	4,000
Total Louisiana		9,280
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	250
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025B, GO, BAN, 4.00%, 12/15/2026	7,500	7,553
Maine Turnpike Authority
Series 2025, Rev., 5.00%, 7/1/2029	1,000	1,070
Series 2025, Rev., 5.00%, 7/1/2030	1,000	1,091
State of Maine Series 2022B, GO, 5.00%, 6/1/2026	65	65
Total Maine		10,050
Maryland — 0.2%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program Series 2022, COP, 5.00%, 3/1/2027	85	86
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	46

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	76
County of Prince George's Series 2025A, GO, 5.00%, 8/1/2027	2,240	2,305
County of Prince George's, Chesapeake Lighthouse Charter School Project Subseries B-1, Rev., 7.00%, 11/1/2026 (b)	500	508
County of Washington, Diakon Lutheran Social Ministries Project Series 2019B, Rev., 5.00%, 1/1/2027 (b)	250	253
State of Maryland Series 2021A, GO, 5.00%, 8/1/2026	1,430	1,436
State of Maryland Department of Transportation, Second Issue Series 2018, Rev., 5.00%, 10/1/2027	50	50
University System of Maryland Series 2019C, Rev., 5.00%, 4/1/2027	100	102
Total Maryland		4,888
Massachusetts — 3.4%
City of Brockton, GO, BAN, 5.00%, 10/8/2026	2,075	2,091
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	11,500	11,521
Commonwealth of Massachusetts Series C, GO, A.G., 5.25%, 11/1/2026	50	51
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	40
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2029	2,000	2,166
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026	3,000	3,020
Massachusetts Clean Water Trust (The), Clean Water State Revolving Fund Series 2022, Rev., 5.00%, 2/1/2027	35	36
Massachusetts Development Finance Agency, Boston University Series 2023GG, Rev., 5.00%, 10/1/2028 (d)	160	167
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (d)	10,000	10,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2016Q, Rev., 5.00%, 7/1/2026	280	281
Series O-2, Rev., 5.00%, 7/1/2026	50	50
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2016B, Rev., 5.00%, 11/15/2026 (b)	155	157
Series 2016C, Rev., 4.00%, 11/16/2026 (b)	325	327
Massachusetts School Building Authority, Sales Tax Series 2019A, Rev., 5.00%, 2/15/2027	25	25
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	5,000	5,003
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	5,700	5,732
Town of Hatfield, GO, BAN, 4.00%, 7/14/2026	4,000	4,006
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	2,000	2,004
Town of Orange, GO, BAN, 4.00%, 12/17/2026	2,900	2,921
Town of Southborough, GO, BAN, 3.50%, 1/28/2027 (e)	3,200	3,218
Town of Southbridge, GO, BAN, 4.00%, 5/27/2027	7,500	7,603
University of Massachusetts Building Authority
Series 2026-2, Rev., 5.00%, 11/1/2026	8,810	8,897
Series 2019-1, Rev., 5.00%, 5/1/2027	150	153
Series 2026-1, Rev., 5.00%, 11/1/2027	5,000	5,165
Series 2026-2, Rev., 5.00%, 11/1/2030	5,000	5,490
Series 2026-1, Rev., 5.00%, 11/1/2031	1,000	1,115
Western Massachusetts Emergency Communications District, GO, BAN, 4.00%, 4/23/2027	3,000	3,024
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	4,000	4,002
Total Massachusetts		88,265
Michigan — 3.1%
Fulton School District, Unlimited Tax Series 2021, GO, A.G., 4.00%, 5/1/2027	210	212
Great Lakes Water Authority Water Supply System Series 2026C, Rev., 5.00%, 7/1/2029 (e)	3,000	3,208

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	215	215
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Series 2018A, Rev., 5.00%, 7/1/2028	100	105
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,292
Series 2016, Rev., 5.00%, 11/15/2027	760	767
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	145
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,148
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	30
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority Series 2016I, Rev., 5.00%, 10/15/2030	1,000	1,008
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 1.67%, 6/10/2026 (d)	17,000	17,000
Series 2025I, Rev., 5.00%, 4/15/2027	1,000	1,021
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,323
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,751
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	9,000
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	82
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,297
Portage Public Schools, Unlimited Tax School Building and Site Series 2016, GO, 5.00%, 7/13/2026	1,395	1,397
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.88%, 6/1/2026 (d) (f)	31,410	31,410
Total Michigan		79,484
Minnesota — 0.3%
City of Minneapolis, Health Care System, Allina Health System Series 2023B, Rev., 5.00%, 11/15/2030 (d)	1,000	1,073
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	311
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	51
Series A, Rev., 5.00%, 1/1/2029	35	35
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	100	101
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,330	1,354
Series 2019B, GO, 5.00%, 8/1/2027	35	36
State of Minnesota, Various Purpose Series 2025D, GO, 5.00%, 8/1/2027	5,000	5,147
Total Minnesota		8,108
Mississippi — 0.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 2.85%, 6/1/2026 (d)	15,000	15,000
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2027	2,500	2,563
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,586
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	506
Total Mississippi		19,655

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — 1.3%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	20
Series 2017C, Rev., 5.00%, 9/1/2027	40	41
Series 2017C, Rev., 5.00%, 9/1/2028	175	180
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	21
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	242
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2026	3,500	3,536
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,057
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,697
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,040
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	42
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.85%, 6/1/2026 (d)	13,900	13,900
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2016, Rev., 5.00%, 11/15/2028	70	70
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	700	736
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028	9,100	9,532
Total Missouri		33,155
Nebraska — 0.9%
Metropolitan Utilities District of Omaha Water System Series 2026, Rev., 5.00%, 12/1/2027	2,365	2,450
Nebraska Public Power District
Series 2026A, Rev., 5.00%, 1/1/2028	2,000	2,072
Series 2026B, Rev., 5.00%, 1/1/2028	10,860	11,253
Series 2026B, Rev., 5.00%, 7/1/2028	6,500	6,734
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,923
Total Nebraska		24,432
Nevada — 0.5%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project Series 2017, Rev., 5.00%, 9/1/2027	685	698
Clark County School District, Limited Tax
Series 2021C, GO, 5.00%, 6/15/2026	75	75
Series 2016B, GO, 5.00%, 6/15/2027	80	81
Series 2017A, GO, 5.00%, 6/15/2027	215	220
Series 2018A, GO, 5.00%, 6/15/2027	150	154
Series 2025B, GO, 5.00%, 6/15/2027	7,680	7,867
Series 2017A, GO, 5.00%, 6/15/2028	115	118
Series 2018A, GO, 5.00%, 6/15/2029	60	63
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,012
Series 2018B, GO, 5.00%, 12/1/2026	50	50
Series 2017, Rev., 5.00%, 7/1/2027	20	20
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2027	165	169
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2026	50	50

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	1,500	1,512
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	87
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Total Nevada		12,207
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,504
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		2,535
New Jersey — 12.2%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., A.G., 5.00%, 7/1/2026	100	100
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025, Rev., GTD, 4.00%, 10/14/2026	7,000	7,032
Series 2026A, Rev., GTD, 4.00%, 5/19/2027	16,000	16,210
Borough of Beach Haven Series 2026, GO, BAN, 4.00%, 4/29/2027	4,735	4,789
Borough of Carlstadt, GO, BAN, 4.00%, 4/30/2027	3,745	3,791
Borough of Carteret Series 2026, GO, BAN, 4.00%, 5/26/2027	13,000	13,178
Borough of Franklin Lakes Series 2026, GO, BAN, 4.00%, 6/11/2027 (e)	2,000	2,026
Borough of Point Pleasant Beach Series 2025, GO, BAN, 4.00%, 11/6/2026	4,000	4,022
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026	3,900	3,925
Borough of Wood-Ridge, GO, BAN, 4.00%, 5/12/2027	5,000	5,065
Burlington County Bridge Commission, Government Leasing Program Series 2025D, Rev., 4.00%, 12/9/2026	9,885	9,952
City of Asbury Park, Transportation Sewer Utility Series 2026A, GO, BAN, 4.00%, 1/12/2027	5,000	5,037
City of East Orange Series 2025, GO, BAN, 4.00%, 10/14/2026	8,400	8,441
City of Gloucester City Series 2026, GO, BAN, 4.00%, 5/11/2027	1,500	1,517
City of Jersey City
Series 2025A, GO, BAN, 4.00%, 7/8/2026	6,500	6,508
Series 2025C, GO, BAN, 4.00%, 10/20/2026	13,400	13,464
City of Sea Isle City Series 2025, GO, BAN, 4.00%, 10/15/2026	5,000	5,026
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026	4,800	4,820
Hudson County Improvement Authority Series 2026, Rev., 4.00%, 6/11/2027 (e)	3,000	3,042
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	10,000	10,007
Jersey City Municipal Utilities Authority, Water Project Series 2026A, Rev., 4.00%, 4/30/2027	10,000	10,124
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	2,000	2,024
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	901
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	46
Series A, Rev., 4.00%, 11/1/2027	25	25
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,452
Series 2019GGG, Rev., 5.25%, 9/1/2026 (f)	2,500	2,515
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,434
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (d)	4,535	4,543
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 5.00%, 6/2/2026 (d)	9,000	9,001

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority Series 2006C, Rev., AMBAC, BHAC - CR, Zero Coupon, 12/15/2026	500	492
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,303
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	460	461
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,875	1,877
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,500	3,036
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,014
Passaic County Improvement Authority (The), City of Paterson Project Series 2020, Rev., GTD, 5.00%, 8/15/2026	350	352
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,000
Series 2020A, GO, 5.00%, 6/1/2027	110	113
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	335	335
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,088
Series 2018A, Rev., 5.00%, 6/1/2029	280	291
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	4,300	4,310
Township of Edison Series 2025, GO, BAN, 4.00%, 11/5/2026	10,000	10,059
Township of Hamilton Series 2025B, GO, BAN, 4.00%, 10/7/2026	18,000	18,083
Township of Hillside Series 2025, GO, BAN, 4.00%, 12/15/2026	3,700	3,723
Township of Jefferson, GO, BAN, 4.00%, 6/11/2027 (e)	6,000	6,075
Township of Livingston Series 2025, GO, BAN, 4.00%, 12/3/2026	5,000	5,035
Township of Logan Series 2025, GO, BAN, 4.00%, 10/2/2026	7,900	7,933
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	4,000	4,021
Township of Montville Series 2025, GO, BAN, 4.00%, 11/3/2026	6,000	6,036
Township of Moorestown Series 2026, GO, BAN, 4.00%, 5/18/2027	6,500	6,591
Township of Parsippany-Troy Hills Series 2025, GO, BAN, 4.00%, 10/27/2026	12,000	12,069
Township of Pemberton Series 2026, GO, BAN, 4.00%, 5/19/2027	4,000	4,052
Township of Piscataway Series 2025, GO, BAN, 4.00%, 10/29/2026	10,000	10,059
Township of Saddle Brook, GO, BAN, 4.00%, 5/7/2027	4,500	4,555
Township of Washington Series 2025, GO, BAN, 4.25%, 7/2/2026	2,500	2,503
Township of Wayne Series 2025, GO, 4.00%, 10/28/2026	2,500	2,515
Township of West Orange Series 2026, GO, BAN, 4.00%, 3/17/2027	4,000	4,033
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	10,000	10,058
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	22,000	22,103
Total New Jersey		318,562
New Mexico — 0.0% ^
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	50	50
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2021A, Rev., 5.00%, 6/15/2026	1,000	1,001
Series 2018A, Rev., 5.00%, 6/15/2027	70	72
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2027	45	46
Series 2021A, Rev., 5.00%, 7/1/2028	65	68
Total New Mexico		1,237

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 13.4%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	10,000	10,008
Ausable Valley Central School District Series 2025, GO, BAN, 4.25%, 7/10/2026	3,000	3,004
Brasher Falls Central School District Series 2025, GO, BAN, 4.25%, 7/16/2026	3,500	3,504
Brocton Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	6,000	6,005
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,157
Canisteo-Greenwood Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	3,000	3,003
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	13,100	13,197
City of Jamestown Series 2026, GO, BAN, 4.00%, 5/14/2027	1,000	1,010
City of New York, Fiscal Year 2008 Series 2008J, Subseries J-11, GO, 5.00%, 8/1/2026	85	85
City of New York, Fiscal Year 2014 Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 2.75%, 6/1/2026 (d)	25,000	25,000
City of New York, Fiscal Year 2017 Series C, GO, 5.00%, 8/1/2028	745	756
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	120	120
Series 2019E, GO, 5.00%, 8/1/2027	135	139
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	201
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2026	180	181
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	856
City of New York, Fiscal Year 2025
Series 2025F, GO, 5.00%, 8/1/2026	1,065	1,069
Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,052
City of New York, Fiscal Year 2026
Series 2026, Subseries F-1, GO, 5.00%, 8/1/2029	2,500	2,674
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	3,500	3,803
City of Schenectady Series 2026, GO, BAN, 4.00%, 5/14/2027	5,900	5,967
City of Utica Series 2026, GO, BAN, 4.00%, 1/22/2027	10,000	10,062
Clinton Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	5,000	5,004
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	20,000	20,017
Delaware Academy Central School District at Delhi Series 2025, GO, BAN, 4.25%, 7/22/2026	6,000	6,008
Depew Union Free School District Series 2025, GO, BAN, 4.00%, 10/28/2026	9,000	9,053
Empire State Development Corp., State Personal Income Tax Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Enlarged City School District of the City of Troy Series 2026, GO, BAN, 4.00%, 6/4/2027	9,700	9,828
Geneseo Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	3,000	3,002
Gouverneur Central School District Series 2025, GO, BAN, 4.25%, 7/16/2026	10,800	10,813
Hornell City School District Series 2025, GO, BAN, 4.25%, 6/24/2026	5,000	5,003
Hudson Falls Central School District Series 2025, GO, BAN, 4.25%, 6/24/2026	4,000	4,003
Johnstown City School District Series 2025, GO, BAN, 4.25%, 6/26/2026	3,000	3,002
Lansingburgh Central School District at Troy Series 2025, GO, BAN, 4.25%, 7/10/2026	5,000	5,005
Long Island Power Authority, Electric System Series 2023F, Rev., 5.00%, 9/1/2027	20	21
Lyons Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	3,000	3,002
Madrid-Waddington Central School District Series 2025, GO, BAN, 4.00%, 7/24/2026	2,000	2,002
Metropolitan Transportation Authority
Series 2002, Subseries G-1F, Rev., (SOFR + 0.43%), 2.86%, 6/1/2026 (c)	200	200
Series 2016D, Rev., 5.00%, 11/15/2031	1,000	1,009
Monticello Central School District Series 2025, GO, BAN, 4.00%, 6/26/2026	1,800	1,801
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015, Subseries BB-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 6/1/2026 (d)	17,000	17,000

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.85%, 6/1/2026 (d)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2028 (e)	1,000	1,054
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2030 (e)	1,000	1,091
New York City Transitional Finance Authority Building Aid Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2017, Subseries A-1, Rev., 5.00%, 7/13/2026	25	25
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	95
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	81
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2023 Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2026	90	91
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	20
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	108
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-5, Rev., VRDO, LIQ : US Bank NA, 2.75%, 6/1/2026 (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 7/13/2026	3,265	3,427
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2026	40	40
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,128
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,067
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,148
Series 2025H, Subseries H-1, Rev., 5.00%, 11/1/2029	1,750	1,880
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,528
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,008
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,137
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500	2,583
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000	1,055
Series 2026A, Rev., 5.00%, 10/1/2029 (e)	10,725	11,494
New York State Dormitory Authority, State Personal Income Tax
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	183
Series 2021E, Rev., 5.00%, 3/15/2028	205	214
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2017A, Rev., 5.00%, 2/15/2027 (b)	50	51
Series 2026A, Rev., 5.00%, 3/15/2029	2,500	2,667
Series 2026A, Rev., 5.00%, 3/15/2030	2,000	2,175
Series 2025C, Rev., 5.00%, 3/15/2031	3,100	3,426
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	86
Series 2016A, Rev., 5.00%, 3/15/2028	35	35
New York State Dormitory Authority, Touro College and University System Series 2017, Rev., 5.00%, 1/3/2028 (b)	615	637
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (d)	2,000	2,005
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	2,500	2,502
Series 2025B, GO, BAN, 4.25%, 7/17/2026	2,500	2,504

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Palmyra Macedon Central School District Series 2026, GO, BAN, 3.25%, 6/10/2027 (e)	4,000	4,009
Pembroke Central School District Series 2025, GO, BAN, 3.75%, 12/11/2026	5,000	5,028
Port Authority of New York and New Jersey, Consolidated
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,296
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Randolph Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	5,000	5,004
Ridge Road Fire District Series 2025, GO, BAN, 4.00%, 10/21/2026	2,300	2,310
Sherman Central School District Series 2025, GO, BAN, 4.25%, 6/24/2026	5,400	5,404
Town of Amherst Series 2025, GO, BAN, 4.00%, 10/28/2026	6,100	6,135
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	3,800	3,823
Town of Milton Series 2025, GO, BAN, 4.00%, 7/24/2026	3,500	3,503
Triborough Bridge and Tunnel Authority
Series A, Rev., 5.00%, 11/15/2026	100	101
Series A, Rev., 5.00%, 11/15/2027	50	51
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,039
Webb Union Free School District Series 2025, GO, BAN, 4.25%, 7/16/2026	3,000	3,003
West Seneca Central School District Series 2025, GO, BAN, 4.00%, 6/26/2026	10,000	10,008
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	1,500	1,502
Total New York		347,860
North Carolina — 0.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,053
City of Raleigh Series 2024, Rev., 5.00%, 10/1/2026	2,500	2,521
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	85	85
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	202
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,630
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	35
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.80%, 6/1/2026 (d)	9,500	9,500
North Carolina Municipal Power Agency No. 1
Series 2016A, Rev., 5.00%, 1/1/2028	265	266
Series 2016A, Rev., 5.00%, 1/1/2029	250	251
Orange County Public Facilities Co. Series 2017, Rev., 5.00%, 10/1/2026	175	176
State of North Carolina
Series 2016A, GO, 5.00%, 6/1/2026	50	50
Series 2018A, GO, 5.00%, 6/1/2026	50	50
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	536
Total North Carolina		16,355
Ohio — 6.7%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Series 2020, Rev., 5.00%, 11/15/2026 (b)	350	354
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	104
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	335
Central Ohio Solid Waste Authority Series 2025, GO, BAN, 4.00%, 10/28/2026	3,000	3,016
Cincinnati City School District, Classroom Facilities Construction and Improvement Series 2006, GO, NATL - RE, 5.25%, 12/1/2026	50	51
City of Cincinnati, Various Purpose Unlimited Tax Series 2019, GO, 5.00%, 12/1/2026	90	91
City of Cleveland, various Purpose Series 2025, GO, BAN, 4.00%, 12/9/2026	3,000	3,021

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
City of Columbus, Various Purpose Series 2021A, GO, 5.00%, 4/1/2027	40	41
City of Columbus, Various Purpose, Unlimited Tax
Series 2025A, GO, 5.00%, 10/1/2026	3,450	3,477
Series 2025A, GO, 5.00%, 10/1/2027	1,100	1,136
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,823
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,128
Series 2017A, GO, 4.00%, 4/1/2031	2,050	2,069
City of Forest Park Series 2026, GO, BAN, 4.00%, 5/13/2027	1,000	1,012
City of Hamilton, Limited Tax Various Purpose Series 2025, GO, BAN, 4.00%, 12/15/2026	3,600	3,626
City of Huber Heights, Various Purpose Series 2025, GO, BAN, 5.00%, 6/25/2026	6,000	6,007
City of Hudson, Limited Tax Series 2025, GO, BAN, 4.00%, 12/11/2026	15,300	15,415
City of Lakewood Series 2026, GO, 4.00%, 4/7/2027	4,100	4,126
City of Macedonia, Various Purpose, GO, BAN, 4.00%, 1/26/2027	1,500	1,509
City of Strongsville, First Station Construction Series 2025, GO, 4.00%, 12/9/2026	1,500	1,510
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Series 2021, Rev., 5.00%, 7/1/2026	125	125
County of Allen, Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	300	307
County of Cuyahoga Series 2020D, Rev., 5.00%, 12/1/2026	40	41
County of Cuyahoga, Convention Hotel Project
Series 2024, COP, 5.00%, 12/1/2026	4,220	4,265
Series 2024, COP, 5.00%, 12/1/2027	575	594
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	20
County of Hamilton, Sales Tax
Series 2025, Rev., BAN, 5.00%, 12/1/2026	18,200	18,401
Series 2016A, Rev., 5.00%, 12/1/2029	110	111
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	305	313
County of Mahoning, Limited Tax Various Tax Series 2025, GO, 4.00%, 10/12/2026	3,200	3,208
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	426
Kings Local School District, Unlimited Tax Series 2025, GO, BAN, 5.00%, 7/9/2026	2,000	2,004
Monroe Local School District Series 2025, GO, BAN, 4.00%, 12/2/2026	3,200	3,219
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	121
Series 2018, Rev., 5.00%, 12/1/2029	40	41
Ohio State University (The)
Series 2023A-1, Rev., VRDO, 1.55%, 6/10/2026 (d)	25,000	25,000
Series 2021A, Rev., 5.00%, 12/1/2026	225	228
Ohio Turnpike & Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2028	200	203
State of Ohio
Series 2017V, GO, 5.00%, 10/1/2026	100	101
Series 2019-1, Rev., 5.00%, 12/15/2026	50	51
Series 2025A, Rev., 5.00%, 10/1/2027	3,250	3,352
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project
Series 2016C, Rev., 5.00%, 12/1/2026	45	46
Series 2025A, Rev., 5.00%, 12/1/2027	1,000	1,035
Series 2025A, Rev., 5.00%, 12/1/2028	2,700	2,859
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	140	141

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2017B, GO, 5.00%, 9/15/2026	50	50
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,716
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,190
State of Ohio, Higher Education
Series 2025C, GO, 5.00%, 11/1/2027	7,560	7,831
Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,632
State of Ohio, Infrastructure Improvement
Series 2020B, GO, 5.00%, 8/1/2026	4,000	4,016
Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,345
State of Ohio, Major New State Infrastructure Project
Series 2026-1, Rev., 5.00%, 12/15/2026	5,300	5,369
Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,280
Series 2026-1, Rev., 5.00%, 12/15/2027	3,500	3,626
Series 2026-1, Rev., 5.00%, 12/15/2028	5,510	5,829
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2025A, Rev., 5.00%, 2/1/2028	2,000	2,077
Series 2025A, Rev., 5.00%, 2/1/2029	1,100	1,166
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 6/15/2026	1,000	1,001
State of Ohio, State Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2026	20	20
State of Ohio, Voting System Acquisition Project Series 2018, COP, 5.00%, 9/1/2026	20	20
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	25
Series 2019A, Rev., 5.00%, 6/1/2027	85	87
Total Ohio		174,343
Oklahoma — 1.5%
Canadian County Independent School District No. 69 Mustang
Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,574
Series 2026A, GO, 4.00%, 6/1/2028 (e)	1,000	1,024
Series 2026A, GO, 4.00%, 6/1/2029 (e)	4,810	4,975
Series 2026A, GO, 4.00%, 6/1/2031 (e)	3,820	4,007
City of Oklahoma City
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,018
Series 2025, GO, 5.00%, 3/1/2027	2,600	2,647
Series 2025, GO, 5.00%, 3/1/2028	1,470	1,532
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,353
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	405	405
Series 2016A, Rev., 5.00%, 6/1/2026	65	65
Series 2016A, Rev., 5.00%, 6/1/2027	60	60
Series 2016A, Rev., 5.00%, 6/1/2029	30	30
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2029 (e)	3,500	3,719
Oklahoma County Independent School District No. 52 Midwest City-Del City
Series 2026, GO, 5.00%, 7/1/2028 (e)	2,000	2,091
Series 2026, GO, 4.00%, 7/1/2029 (e)	5,920	6,132
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	66
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Series 2021, Rev., 4.00%, 12/1/2026	250	251

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,863
Tulsa County Independent School District No. 4 Bixby Series 2025, GO, 5.00%, 6/1/2027	5,400	5,516
Total Oklahoma		39,328
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,536
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026	225	227
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,498
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	30
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	104
Total Oregon		5,395
Other — 0.4%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 2.45%, 6/10/2026 (c) (f)	11,000	10,906
Pennsylvania — 4.4%
Allegheny County Higher Education Building Authority, Robert Morris University Series 2017, Rev., 5.00%, 10/15/2027 (b)	570	588
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	45	45
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	78
Allegheny County Sanitary Authority, Sewer Series 2020A, Rev., 5.00%, 6/1/2026	675	675
City of Philadelphia Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	1,800	1,803
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	57
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	60	62
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	302
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	365	373
Series 2020A, Rev., 5.00%, 6/1/2027	20	20
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2027	1,000	1,023
Series 2018, Rev., 5.00%, 6/1/2028	1,825	1,906
Series 2018, Rev., 5.00%, 6/1/2029	3,550	3,699
Series 2018, Rev., 5.00%, 6/1/2030	2,200	2,289
Commonwealth of Pennsylvania
Series 2025B, GO, 5.00%, 8/15/2026	1,925	1,934
Series 1ST, GO, 5.00%, 9/15/2026	855	861
Series 2018A, COP, 5.00%, 7/1/2027	405	415
Series 2016, GO, 5.00%, 9/15/2027	775	780
Series 2025A, GO, 5.00%, 8/15/2028	11,000	11,557
Series 2025B, GO, 5.00%, 8/15/2028	3,750	3,940
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	110	111
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana Series 2021, GO, 3.00%, 12/15/2026	435	435
County of Luzerne
Series 2025, GO, A.G., 5.00%, 6/15/2026	1,550	1,551
Series 2025, GO, A.G., 5.00%, 6/15/2027	1,000	1,024
Series 2025, GO, A.G., 5.00%, 6/15/2028	1,900	1,989

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Series 2016, Rev., 5.00%, 1/1/2028	840	841
Delaware County Authority, Cabrini University Series 2017, Rev., 5.00%, 7/1/2027 (b)	1,640	1,676
Delaware Valley Regional Finance Authority, Local Government Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,240	1,307
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	8,700	8,740
Series 2017A-2, Rev., 5.00%, 2/15/2029	675	686
Series 2020C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,058
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	1,600	1,703
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	20
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	66
Series 2016, Rev., 5.00%, 3/15/2027	55	55
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (d)	7,000	7,006
Series 2013, Rev., AMT, VRDO, 2.95%, 8/3/2026 (d)	1,250	1,250
Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (d)	2,900	2,904
Pennsylvania Higher Educational Facilities Authority Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	36
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/1/2028	40	40
Pennsylvania Turnpike Commission
Series 2016A-1, Rev., 5.00%, 6/1/2026	100	100
Series 2016B, Rev., 5.00%, 6/1/2026	75	75
Series 2020, Rev., VRDO, LOC : TD Bank NA, 1.55%, 6/10/2026 (d)	35,000	35,000
Series 2020B, Rev., 5.00%, 12/1/2026	400	405
Series 2021C, Rev., 5.00%, 12/1/2026	100	101
Series A-2, Rev., 5.00%, 12/1/2026	25	25
Series 2019A, Rev., 4.00%, 12/1/2027	265	270
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,369
Series 2017, Rev., 5.00%, 12/1/2029	50	52
Pennsylvania Turnpike Commission Oil Franchise Tax Series B, Rev., 5.00%, 12/1/2028	485	490
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2016, Rev., 5.00%, 12/1/2026	45	46
Pennsylvania Turnpike Commission, Subordinate
Series A-2, Rev., 5.00%, 6/1/2026	2,000	2,000
Series 2026-1, Rev., 5.00%, 6/1/2027	1,400	1,433
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2028	200	210
Series 2019, Rev., 5.00%, 10/1/2029	75	80
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	30	30
Series 14TH, Rev., 5.00%, 10/1/2028	300	302
Series 14TH, Rev., 5.00%, 10/1/2029	325	327
Pottsville Hospital Authority Series 2016 B, Rev., 5.00%, 1/1/2027 (b)	250	253
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,005
Series F, GO, 5.00%, 9/1/2026	5,000	5,028
Series 2026A, GO, 5.00%, 9/1/2027 (e)	1,200	1,233

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2019A, GO, 5.00%, 9/1/2028	70	73
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	82
Series 2017, Rev., 5.00%, 6/1/2029	300	306
Township of East Coventry Series 2021, GO, 3.00%, 12/1/2026	275	275
Total Pennsylvania		115,558
Rhode Island — 1.0%
Bristol Warren Regional School District Series 2026 - 2, GO, BAN, 4.00%, 6/2/2027 (e)	10,000	10,121
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2026	115	115
Series 2016B, Rev., 5.00%, 6/15/2027	340	341
Series 2020A, Rev., 5.00%, 5/15/2028	280	292
Series 2016B, Rev., 5.00%, 6/15/2029	440	441
Town of South Kingstown Series 2025-1, GO, BAN, 4.00%, 6/25/2026	15,000	15,012
Total Rhode Island		26,322
South Carolina — 1.3%
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	5,900	6,419
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (d)	2,000	2,149
South Carolina Jobs-Economic Development Authority, Custodial Receipts CR 086 Series CR-086, Rev., 5.00%, 8/15/2026 (b) (f)	1,000	1,004
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (d) (f)	2,500	2,498
South Carolina Public Service Authority Series 2016A, Rev., 5.00%, 12/1/2031	590	590
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	2,500	2,594
South Carolina State Housing Finance and Development Authority
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2028	1,055	1,108
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2028	1,085	1,156
Spartanburg County School District No. 7 Series 2025, GO, BAN, SCSDE, 4.00%, 10/15/2026	16,000	16,079
Total South Carolina		33,597
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	130	131
Tennessee — 0.8%
City of Chattanooga Electric Series 2025, Rev., 5.00%, 9/1/2028	6,000	6,322
City of Memphis Memphis Light Gas and Water Division Electric System Series 2024, Rev., 5.00%, 12/1/2026	105	106
County of Wilson Series 2018, GO, 5.00%, 4/1/2027	30	31
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,562	3,902
Lewisburg Industrial Development Board, Solid Waste Disposal Waste Management, Inc. of Tennessee Project Series 2012, Rev., AMT, VRDO, 2.95%, 8/3/2026 (d)	1,000	1,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, HV Land Co. Apartments Series 2022, Rev., 3.35%, 12/1/2026 (d)	3,450	3,461
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (d)	1,000	1,009
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	26
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 7/1/2026	300	301

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (d)	1,655	1,788
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (d)	2,000	2,130
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	352
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series A, Rev., 5.00%, 11/1/2026	65	66
Total Tennessee		20,494
Texas — 9.0%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax
Series 2022, GO, 5.00%, 2/15/2027	75	76
Series 2022, GO, 5.00%, 2/15/2028	900	935
Aldine Independent School District, Limited Tax Series 2017A, GO, PSF-GTD, 5.00%, 2/15/2027	35	36
Alvin Independent School District Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	40	41
Arlington Independent School District Series 2023, GO, PSF-GTD, 5.00%, 2/15/2027	1,875	1,907
Austin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Board of Regents of the University of Texas System
Series 2016B, Rev., 5.00%, 8/15/2026	45	45
Series 2016D, Rev., 5.00%, 8/15/2026	300	301
Series 2016J, Rev., 5.00%, 8/15/2026	25	25
Series 2021A, Rev., 5.00%, 8/15/2027	95	98
Burleson Independent School District Series 2025, GO, PSF-GTD, 5.00%, 8/1/2027	2,375	2,442
City of Austin Water and Wastewater System
Series 2016, Rev., 5.00%, 11/15/2026 (b)	155	157
Series 2021, Rev., 5.00%, 11/15/2026 (b)	25	25
Series 2021, Rev., 5.00%, 11/15/2026	275	278
Series 2022, Rev., 5.00%, 11/15/2026	325	328
Series 2017, Rev., 5.00%, 11/15/2027 (b)	15	15
Series 2017, Rev., 5.00%, 11/15/2028	265	274
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,058
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	51
City of Bedford Series 2018, GO, 5.00%, 2/1/2027	1,000	1,014
City of Corpus Christi Series 2025A, GO, 5.00%, 3/1/2030	1,280	1,374
City of Dallas Series 2024B, GO, 5.00%, 2/15/2027	4,000	4,068
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	227
Series 2017, Rev., 5.00%, 12/1/2028	125	126
City of Fort Worth
Series 2025, GO, 5.00%, 3/1/2027	1,000	1,018
Series 2025, GO, 5.00%, 3/1/2029	3,000	3,187
City of Fort Worth Water and Sewer System Series 2020A, Rev., 5.00%, 2/15/2027	165	168
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	76
City of Georgetown, Combination Tax Series 2026, GO, 5.00%, 8/15/2031	1,730	1,914
City of Georgetown, Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	72
City of Houston
Series 2025, Rev., TRAN, 5.00%, 6/30/2026	11,700	11,722
Series 2017A, GO, 5.00%, 3/1/2028	265	270

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023A, GO, 5.00%, 3/1/2029	40	42
Series 2025, GO, 5.00%, 3/1/2031	3,685	4,032
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	67
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2027	1,250	1,272
Series 2025B, Rev., AMT, 5.25%, 7/15/2028	1,000	1,031
City of Houston Combined Utility System, First Lien Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Airport System, Subordinate Lien
Series 2020B, Rev., 5.00%, 7/1/2026	35	35
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	31
Series 2018B, Rev., 5.00%, 7/1/2030	85	89
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024A, Rev., 5.00%, 11/15/2026	1,025	1,036
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,017
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	125	127
City of Lubbock Series 2026, GO, 5.00%, 2/15/2027	3,245	3,299
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2027	480	490
Series 2021, Rev., 5.00%, 4/15/2028	50	52
City of Plano Waterworks and Sewer System Series 2026, Rev., 5.00%, 5/1/2029 (e)	1,190	1,266
City of San Antonio Series 2024, GO, 5.00%, 2/1/2027	2,120	2,155
City of San Antonio Electric and Gas Systems
Series 2019, Rev., 4.00%, 2/1/2027	25	25
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,932
Series 2023C, Rev., 5.00%, 2/1/2027	25	25
Series 2025B, Rev., 5.00%, 2/1/2027	2,175	2,210
Series 2016, Rev., 5.00%, 2/1/2030	1,355	1,360
City of San Antonio, Combination Tax Series 2024, GO, 5.00%, 2/1/2029	1,125	1,194
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	505	513
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2027	145	149
Comal Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/1/2027	2,000	2,032
County of Bastrop, Combination Tax Series 2024, GO, 5.00%, 8/1/2029	985	1,054
County of Bexar, Limited Tax
Series 2017, GO, 5.00%, 6/15/2026 (b)	1,050	1,051
Series 2017, GO, 5.00%, 6/15/2027	2,000	2,003
County of Collin Series 2025, GO, 5.00%, 2/15/2027	155	158
County of Dallas Series 2022, GO, 5.00%, 8/15/2026	35	35
County of Denton Series 2026, GO, 5.00%, 7/15/2030 (e)	1,645	1,787
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	90
Series A, GO, 5.00%, 3/1/2028	95	95
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	927
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	270	271
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	123

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2026	30	30
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	80
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,149
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	25
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2028	3,600	3,746
County of Travis Series 2026, GO, 5.00%, 3/1/2028	2,000	2,080
Cypress-Fairbanks Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2028	40	42
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,483
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2019, Rev., 5.00%, 12/1/2026	105	106
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	311
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2026	35	35
Series 2020A, Rev., 5.00%, 11/1/2027	65	67
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,034
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,319
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	3,000	3,192
Florence Independent School District, Unlimited Tax
Series 2019, GO, PSF-GTD, 3.00%, 8/15/2026	230	230
Series 2019, GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,526
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	2,345	2,372
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (d)	5,250	5,539
Harris County Cultural Education Facilities Finance Corp., Teco Project Series 2017, Rev., 5.00%, 11/15/2026	25	25
Harris County Flood Control District Series 2017A, Rev., 5.00%, 10/1/2027	1,000	1,032
Highland Park Independent School District Series 2024, GO, 5.00%, 2/15/2027	265	270
Houston Independent School District, Limited Tax
Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,325
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	2,500	2,544
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2028	2,250	2,344
Irving Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	2,850	2,897
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	2,000	2,124
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,002
Lake Travis Independent School District Series 2019, GO, PSF-GTD, 5.00%, 2/15/2028	2,000	2,083
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	829
Series 2025, GO, PSF-GTD, 5.00%, 8/15/2027	2,000	2,059
Series 2025, GO, PSF-GTD, 5.00%, 8/15/2028	2,250	2,366
Series 2025, GO, PSF-GTD, 5.00%, 8/15/2029	1,750	1,875
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2019, Rev., 5.00%, 5/15/2027	245	250

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2021, Rev., 5.00%, 5/15/2027	75	77
Series 2022, Rev., 5.00%, 5/15/2027	85	87
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	20
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	61
Series 2019, Rev., 5.00%, 5/15/2028	80	83
Series 2022, Rev., 5.00%, 5/15/2028	275	287
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 4.00%, 2/15/2028	255	260
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2026, Rev., 5.00%, 11/1/2028	3,000	3,168
Series 2018, Rev., 5.00%, 11/1/2029	1,000	1,055
Midlothian Independent School District, Unlimited Tax Series 2020, GO, PSF-GTD, 5.00%, 2/15/2027	1,950	1,982
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, VRDO, 2.95%, 8/3/2026 (d)	2,500	2,500
Mission Economic Development Corp., Waste Management, Inc., Project Series 2020A, Rev., AMT, VRDO, 2.88%, 9/1/2026 (d)	3,000	3,000
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,793
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	76
Series 2016, Rev., 5.00%, 12/15/2028	530	536
Series 2016, Rev., 5.00%, 12/15/2029	190	192
North Texas Tollway Authority, Second Tier
Series 2019B, Rev., 5.00%, 1/1/2027	75	76
Series 2019B, Rev., 5.00%, 1/1/2029	215	227
Permanent University Fund - Texas A&M University System Series 2017A, Rev., 5.00%, 7/1/2027	80	82
Plano Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,558
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,916
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
San Jacinto Community College District, Limited Tax
Series 2026, GO, 5.00%, 2/15/2029	1,900	2,015
Series 2026, GO, 5.00%, 2/15/2030	1,800	1,943
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	327
Spring Branch Independent School District Series 2025, GO, PSF-GTD, 5.00%, 2/1/2027	50	51
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	534
State of Texas Series 2025, GO, 5.00%, 10/1/2026	750	756
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,501
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,549
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,669
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,216
Series 2024, GO, 5.00%, 10/1/2030	1,200	1,306
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.70%, 6/10/2026 (d)	8,765	8,765
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.70%, 6/10/2026 (d)	4,045	4,045
State of Texas, Water Financial Assistance
Series 2018, Subseries B-1, GO, 5.00%, 8/1/2026 (b)	50	50
Series 2021B, GO, 4.00%, 8/1/2029	410	410

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	255	256
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2026F, Rev., 5.00%, 5/1/2030 (d)	3,055	3,286
Series 2022F, Rev., 5.00%, 11/15/2030 (d)	1,100	1,182
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (d)	9,835	10,484
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 2.75%, 6/1/2026 (d)	15,000	15,000
Tarrant Regional Water District Water Supply System
Series 2015, Rev., 5.00%, 6/16/2026	25	25
Series 2026, Rev., 5.00%, 3/1/2028	5,000	5,205
Series 2026, Rev., 5.00%, 3/1/2030	2,500	2,706
Texas Department of Transportation State Highway Fund Series 2016-A, Rev., 5.00%, 10/1/2026	130	131
Texas Department of Transportation State Highway Fund, First Tier Series 2015, Rev., 5.00%, 10/1/2026	130	131
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,329
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	12,260	12,952
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2027	25	25
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	404
Texas State University System
Series 2026A, Rev., 5.00%, 3/15/2027	1,200	1,221
Series 2026A, Rev., 5.00%, 3/15/2028	2,000	2,080
Texas Transportation Commission Series 2026, GO, 5.00%, 4/1/2028	1,800	1,880
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	140	141
Tomball Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	624
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	205	206
Series 2019, Rev., 5.00%, 8/1/2026	100	100
Series 2017, Rev., 5.00%, 8/1/2029	25	26
University of Houston Series 2016A, Rev., 4.00%, 2/15/2027	25	25
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	200	204
Total Texas		233,974
Utah — 0.1%
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	1,710	1,856
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	199
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2026	75	75
Total Utah		2,130
Virginia — 2.7%
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	70
City of Richmond Series 2017D, GO, 5.00%, 3/1/2027	30	31
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2028 (e)	6,000	6,226
Fairfax County Economic Development Authority, Route 28 Project Series 2022A, Rev., 5.00%, 4/1/2027	4,220	4,305
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 1.61%, 6/10/2026 (d)	22,000	22,000
Hampton Roads Sanitation District Series 2016A, Rev., 5.00%, 8/1/2026 (b)	50	50
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	9,000	9,016
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (d)	1,000	997

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC : Truist Bank, 2.85%, 6/1/2026 (d)	15,000	15,000
Virginia College Building Authority Series 2023A, Rev., 5.00%, 2/1/2028	50	52
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2020A, Rev., 5.00%, 2/1/2027	150	152
Series 2017A, Rev., 5.00%, 9/1/2027	50	52
Virginia Commonwealth Transportation Board Series 2017, Rev., GAN, 5.00%, 3/15/2027	90	92
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2017, Rev., GAN, 5.00%, 9/15/2026	20	20
Series 2017, Rev., GAN, 5.00%, 9/15/2028	750	773
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	4,700	4,707
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	845
Series 2020B, Rev., 5.00%, 8/1/2027	25	26
Winchester Economic Development Authority, Valley Health System Obligated Group Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (d)	5,000	5,000
Wise County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (d)	1,300	1,310
Total Virginia		70,724
Washington — 1.9%
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,622
County of King Sewer Series 2025A, Rev., 5.00%, 7/1/2027	1,600	1,643
County of King, Limited Tax Series 2025B, GO, 5.00%, 6/1/2028	3,075	3,223
Energy Northwest, Columbia Generating Station
Series 2026A, Rev., 5.00%, 7/1/2028	2,280	2,395
Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,572
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2026 (b)	2,420	2,425
Series 2017A, Rev., 5.00%, 7/1/2027	275	282
Series 2020A, Rev., 5.00%, 7/1/2027	85	87
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,025
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,855
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,626
Energy Northwest, Project 3 Electric
Series 2016-A, Rev., 5.00%, 7/1/2026	1,300	1,303
Series 2026A, Rev., 5.00%, 7/1/2027	7,500	7,687
Series 2024B, Rev., 5.00%, 7/1/2028	130	137
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	46
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2026	60	60
Series 2016, Rev., 5.00%, 2/1/2027	465	467
Series C, Rev., AMT, 5.00%, 4/1/2027	1,400	1,402
Series A, Rev., 5.00%, 5/1/2027	45	46
Series 2022A, Rev., 5.00%, 8/1/2027	250	257
Series 2016, Rev., 5.00%, 2/1/2028	165	165
Series 2022A, Rev., 5.00%, 8/1/2028	145	152
Series 2016, Rev., 5.00%, 2/1/2029	155	155

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,916
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,073
State of Washington Motor Vehicle Fuel Tax
Series R-2021A, GO, 5.00%, 6/1/2027	125	128
Series R-2026B, GO, 5.00%, 7/1/2027	4,000	4,104
Series R-2026D, GO, 5.00%, 8/1/2027	3,805	3,912
State of Washington, Various Purpose
Series R-2017A, GO, 5.00%, 8/1/2026	180	180
Series R-2018C, GO, 5.00%, 8/1/2026	50	50
Series 2020C, GO, 5.00%, 2/1/2027	55	56
Series 2021C, GO, 5.00%, 2/1/2027	30	31
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,341
Series 2018A, GO, 5.00%, 8/1/2027	40	41
Series 2020A, GO, 5.00%, 8/1/2027	85	87
Series R-2018 D, GO, 5.00%, 8/1/2027	135	139
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (d)	1,000	1,001
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Series 2016, Rev., 5.00%, 12/1/2026 (b)	1,705	1,723
Total Washington		48,414
West Virginia — 0.4%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	120	123
Series 2017A, Rev., 5.00%, 9/1/2028	375	386
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 1.90%, 6/10/2026 (d)	9,100	9,100
West Virginia Parkways Authority, Senior Lien Series 2021, Rev., 5.00%, 6/1/2026	20	20
Total West Virginia		9,660
Wisconsin — 2.6%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	415
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	3,000	3,018
Public Finance Authority Series 2021C, Rev., 4.00%, 10/1/2030 (b) (d)	1,970	2,065
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (d)	1,000	1,016
Public Finance Authority, North Carolina Charter Educational Fund Series 2016A, Rev., 5.00%, 6/15/2026 (b) (f)	415	415
Public Finance Authority, Waste Management, Inc. Project Series 2017A-3, Rev., AMT, VRDO, 2.95%, 8/3/2026 (d)	1,000	1,000
State of Wisconsin
Series 2017-2, GO, 5.00%, 11/1/2026	1,505	1,520
Series 2019A, Rev., 5.00%, 5/1/2027 (b)	35	36
Series 2021-2, GO, 5.00%, 5/1/2027	1,665	1,702
Series 2025-2, GO, 5.00%, 5/1/2027	2,000	2,045
Series 2025-2, GO, 5.00%, 5/1/2029	1,000	1,069
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,090
Stevens Point Area Public School District Series 2019, GO, 3.50%, 4/1/2027 (b)	1,000	1,007
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2026	45	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2017-2, Rev., 5.00%, 7/1/2026	100	100
Series 2021A, Rev., 5.00%, 7/1/2026	20	20
Series 2025-1, Rev., 5.00%, 7/1/2029	2,000	2,145
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,093
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-4, Rev., 5.00%, 6/22/2029 (d)	2,700	2,855
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	515
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2026	410	410
Series 2016A, Rev., 5.00%, 11/15/2028	595	597
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.90%, 6/1/2026 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 1.55%, 6/10/2026 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series B-2, Rev., 5.00%, 8/15/2026 (b) (d)	2,800	2,813
Total Wisconsin		66,991
Total Municipal Bonds (Cost $2,377,731)		2,380,395
	SHARES (000)
Short-Term Investments — 13.0%
Investment Companies — 13.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (g) (h) (Cost $340,157)	340,130	340,164
Total Investments — 104.4% (Cost $2,717,888)		2,720,559
Liabilities in Excess of Other Assets — (4.4)%		(115,758)
NET ASSETS — 100.0%		2,604,801

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,380,395	$—	$2,380,395
Short-Term Investments
Investment Companies	340,164	—	—	340,164
Total Investments in Securities	$340,164	$2,380,395	$—	$2,720,559

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$379,892	$385,411	$425,139	$—	$—	$340,164	340,130	$2,244	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.